Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

(a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of Costamare Bulkers and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Costamare Bulkers, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification (“ASC”) 810 “Consolidation”, a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. Costamare consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC 810-10, that, in general, either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity’s expected losses, receives a majority of an entity’s expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2024 and December 31, 2025, no such interest existed.

Use of Estimates, Policy [Policy Text Block]

(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income, Policy [Policy Text Block]

(c) Comprehensive Income / (Loss): In the statement of comprehensive income, the Company presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in two separate but consecutive statements. Reclassification adjustments between OCI and net income are required to be presented separately on the statement of comprehensive income.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

(d) Foreign Currency Translation: The functional currency of the Company is the U.S. dollar because the Company’s vessels operate in international shipping markets and, therefore, primarily transact business in U.S. dollars. The Company’s books of accounts are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.

Cash and Cash Equivalents, Policy [Policy Text Block]

(e) Cash, Cash Equivalents and Restricted Cash: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents. Cash also includes other kinds of accounts that have the general characteristics of demand deposits in that the customer may deposit additional funds at any time and also effectively may withdraw funds at any time without prior notice or penalty.

Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company’s borrowing arrangements or derivative contracts, which are legally restricted as to withdrawal or use. In the event that the obligation to maintain such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets. Otherwise, they are classified as non-current assets.

The reconciliation of the cash, cash equivalents and restricted cash at December 31, 2024 and 2025 is presented in the table below:

	2024	2025
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$4	$211,845
Restricted cash – current portion	-	-
Restricted cash – non-current portion	2,100	3,650
Total cash, cash equivalents and restricted cash	$2,104	$215,495

Receivable [Policy Text Block]

(f) Accounts Receivable, net – Credit losses Accounting: The amount shown as receivable at each balance sheet date, mainly includes receivables from charterers for hire, freight and demurrage, net of any provision for doubtful accounts and accrued interest on these receivables, if any. Under ASC-326, entities are required to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade accounts receivable. Under this guidance, an entity recognizes as an allowance its estimate of lifetime expected credit losses which will result in more timely recognition of such losses. The Company maintains an allowance for credit losses for expected uncollectable accounts receivable, which is recorded as an offset to trade accounts receivable and changes in such, if any, are classified as allowance for credit losses in the consolidated statement of operations. ASC 326 primarily impacts trade accounts receivable recorded on the consolidated balance sheets.

The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status. The Company also considers customer-specific information, current market conditions and reasonable and supportable forecasts of future economic conditions to determine adjustments to historical loss data. The Company assessed that any impairment of accounts receivable arising from operating leases, i.e. time charters, should be accounted in accordance with ASC 842, and not in accordance with Topic 326. Impairment of accounts receivable arising from voyage charters, which are accounted in accordance with ASC 606, are within the scope of Subtopic 326 and must therefore, be assessed for expected credit losses. With regards to operating lease receivables, ASC 842 requires lessors to evaluate the collectability of all lease payments. If collection of all operating lease payments, plus any amount necessary to satisfy a residual value guarantee, is not probable (either at lease commencement or after the commencement date), lease income is constrained to the lesser of cash collected or lease income reflected on a straight-line or another systematic basis, plus variable rent when it becomes accruable. The provision established for doubtful accounts as of December 31, 2024 and 2025, was nil.

Inventory, Policy [Policy Text Block]

(g) Inventories: Inventories consist of bunkers and lubricants, which are stated at the lower of cost and net realizable value on a consistent basis. Cost is determined by the first in, first out method.

Insurance Claim Receivables [Policy Text Block]

(h) Insurance Claims Receivable: The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the claim is not subject to litigation. The Company assessed the provisions of “ASC 326 Financial Instruments — Credit Losses” by assessing the counterparties’ credit worthiness and concluded that there is no material impact in the Company’s financial statements.

Property, Plant and Equipment, Policy [Policy Text Block]

(i) Vessels, Net: Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise, these amounts are charged to expense as incurred.

The cost of each of the Company’s vessels is depreciated from the date of acquisition on a straight-line basis over the vessel’s remaining estimated economic useful life after considering the estimated residual value which is equal to the product of vessels’ lightweight tonnage and estimated scrap rate.

Management estimates the useful life of the Company’s dry bulk vessels to be 25 years from the date of initial delivery from the shipyard and the estimated scrap rate used to calculate the vessels’ salvage value is $0.300 per lightweight ton. Secondhand dry bulk vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

If the estimated economic lives assigned to the Company’s vessels prove to be too long because of unforeseen events such as an extended period of weak markets, the broad imposition of age restrictions by the Company’s customers, new regulations or other events, the remaining estimated useful life of any affected vessel is adjusted accordingly.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

(j) Impairment of Long-lived Assets: The Company reviews its vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel might not be recoverable. The Company considers information, such as vessel sales and purchases, business plans and overall market conditions in order to determine if an impairment might exist.

As part of the identification of impairment indicators and Step 1 of impairment analysis the Company computes estimates of the future undiscounted net operating cash flows for each vessel based on assumptions regarding time charter rates, vessels’ operating expenses, vessels’ capital expenditures, vessels’ residual value, fleet utilization and the estimated remaining useful life of each vessel.

The future undiscounted net operating cash flows are determined as the sum of (x) (i) the charter revenues from existing time charters for the fixed fleet days and (ii) an estimated daily time charter rate for the unfixed days (using the most recent ten-year average of historical one-year time charter rates available for each type of dry bulk vessel over the remaining estimated life of each vessel, net of commissions), assuming an estimated fleet utilization rate, less (y) (i) expected outflows for vessels’ operating expenses assuming an expected increase in expenses of 2.5% over a five-year period, based on management’s estimates, (ii) planned dry-docking and special survey expenditures and (iii) management fees expenditures. Charter rates for dry bulk vessels are cyclical and subject to significant volatility based on factors beyond the Company’s control. Therefore, the Company considers the most recent ten-year average of historical one-year time charter rates available for each type of dry bulk vessel, to be a reasonable estimation of expected future charter rates over the remaining useful life of its dry bulk vessels. The Company believes the most recent ten-year average of historical one-year time charter rates available for each type of dry bulk vessel provide a fair estimate in determining a rate for long-term forecasts. The salvage value used in the impairment test is estimated at $0.300 per light weight ton in accordance with the dry bulk vessels’ depreciation policy.

The assumptions used to develop estimates of future undiscounted net operating cash flows are based on historical trends as well as future expectations. If those future undiscounted net operating cash flows are greater than a vessel’s carrying value, there are no impairment indications for such vessel. If those future undiscounted net operating cash flows are less than a vessel’s carrying value, including unamortized dry-docking costs (Note 2(l)), the Company proceeds to Step 2 of the impairment analysis for such vessel.

In Step 2 of the impairment analysis, the Company determines the fair value of the vessels that failed Step 1 of the impairment analysis, based on management estimates and assumptions, making use of available market data and taking into consideration third party valuations. Therefore, the Company has categorized the fair value of the vessels as Level 2 in the fair value hierarchy. The difference between the carrying value of the vessels that failed Step 1 of the impairment analysis and their fair value as calculated in Step 2 of the impairment analysis is recognized in the Company’s accounts as impairment loss.

The review of the carrying amounts in connection with the estimated recoverable amount of the Company’s vessels as of December 31, 2025 resulted in no impairment loss being recorded.

Discontinued Operations, Policy [Policy Text Block]

(k) Long-lived Assets Classified as Held for Sale: The Company classifies long-lived assets and disposal groups as being held for sale in accordance with ASC 360, Property, Plant and Equipment, when: (i) management, having the authority to approve the action, commits to a plan to sell the asset; (ii) the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. According to ASC 360-10-35, the fair value less cost to sell of the long-lived asset (disposal group) should be assessed each reporting period it remains classified as held for sale. Subsequent changes in the long-lived asset's fair value less cost to sell (increase or decrease) would be reported as an adjustment to its carrying amount, except that the adjusted carrying amount should not exceed the carrying amount of the long-lived asset at the time it was initially classified as held for sale. These long-lived assets are not depreciated once they meet the criteria to be classified as held for sale and are classified in current assets on the consolidated balance sheets. As of December 31, 2024 and 2025, none of the Company’s dry bulk vessels were classified as Held for sale.

Accounting for Special Survey and Dry-docking Costs [Policy Text Block]

(l) Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for special survey and dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. If a survey is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Unamortized balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of the vessel’s sale. Furthermore, unamortized dry-docking and special survey balances of vessels that are classified as Assets held for sale and are not recoverable as of the date of such classification are immediately written-off to the consolidated statements of operations.

Debt, Policy [Policy Text Block]

(m) Financing Costs: Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as deferred charges. Deferred financing costs are presented as a deduction from the corresponding liability. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

(n) Concentration of Credit Risk: Financial instruments which potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable, net (included in current and non-current assets), including the seller’s credit in relation to the sale of four vessels (Notes 3(d) and 5), and derivative contracts (foreign currency options, FFAs, EUA futures and bunkers swap agreements) . The Company places its cash and cash equivalents, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by the counterparties to its derivative instruments; however, the Company limits its exposure by diversifying among counterparties with high credit ratings and/or clearing certain of its derivative contracts via established clearing houses. The Company also limits its accounts receivable credit risk by performing ongoing credit evaluations of its customers’ financial condition and in addition, the Company receives charter hires in advance, and therefore generally does not require collateral for its accounts receivable.

Revenue [Policy Text Block]

(o) Accounting for Voyage Revenues, Expenses and Charter-in Hire Expenses: Voyage revenues are primarily generated from time charter or voyage charter agreements. Time charter agreements contain a lease as they meet the criteria of a lease under ASC 842. Time charter agreements usually contain a minimum non-cancellable period and an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease. Under a time-charter agreement, the charterer pays a daily hire for the use of the vessel and reimburses the owner for certain expenses, including hold cleanings, extra insurance premiums for navigating in restricted areas and damages caused by such charterer. Additionally, the owner typically pays commission on the daily hire, to the charterer and/or the brokers, which are direct costs and are recorded in voyage expenses. Under a time-charter agreement, the owner provides services related to the operation and the maintenance of the vessel, including crew, spares and repairs, which are recognized in operating expenses. Time charter revenues are recognized over the term of the charter as service is provided, when they become fixed and determinable. Revenues from time charter agreements providing for varying rates are accounted for as operating leases and thus recognized on a straight-line basis over the non-cancellable rental periods of such agreements, as service is performed. Revenue generated from variable lease receipts is recognized in the period when changes in the facts and circumstances on which the variable lease payments are based occur. Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, including any unearned revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight-line basis.

The charterer may charter the vessel with or without the owner’s crew and other operating services (time charter and bareboat charter, respectively). Thus, the agreed daily rates (hire rates) in the case of time charter agreements also include compensation for part of the agreed crew and other operating and maintenance services provided by the owner (non-lease components). As a lessor, the Company has elected not to allocate the consideration in the agreement between the lease and non-lease components, as both have the same timing and pattern of transfer to the charterer (lessee). The lease component, if accounted for separately, would be classified as an operating lease. Additionally, the lease component is considered the predominant component, as the Company has assessed that more value is ascribed to the lease of the vessel rather than to the services provided under the time charter contracts.

Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo. The Company has determined that its voyage charter agreements do not contain a lease because the charterer under such contracts does not have the right to control the use of the vessel since the Company, as the ship-owner, retains control over the operations of the vessel, provided also that the terms of the voyage charter are pre-determined, and any change requires the Company’s consent and are therefore considered service contracts that fall under the provisions of ASC 606 “Revenue from contracts with customers”. The Company accounts for a voyage charter when all the following criteria are met: (i) the parties to the contract have approved the contract in the form of a written charter agreement or fixture recap and are committed to perform their respective obligations, (ii) the Company can identify each party’s rights regarding the services to be transferred, (iii) the Company can identify the payment terms for the services to be transferred, (iv) the charter agreement has commercial substance (that is, the risk, timing, or amount of the future cash flows is expected to change as a result of the contract) and (v) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The majority of revenue from voyage charter agreements is collected in advance. The Company has determined that there is one single performance obligation for each of its voyage contracts, which is to provide the charterer with an integrated transportation service within a specified time period. The Company is also engaged in contracts of affreightment, which are contracts for multiple voyage charter employments. In addition, the Company has concluded that revenues from voyage charters in the spot market or under contracts of affreightment are recognized ratably over time because the charterer simultaneously receives and consumes the benefits of the Company’s performance as the Company performs. Therefore, since the Company’s performance obligation under each voyage contract is met evenly as the voyage progresses, revenue is recognized on a straight line basis over the voyage days from the loading of cargo to its discharge.

Demurrage income, which is considered a form of variable consideration, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements.

Under voyage charter agreements, all voyage costs are borne and paid by the Company. Voyage expenses consist primarily of commissions payable to the charterers and/or the brokers, bunker consumption, port and canal expenses and agency fees related to the voyage. All voyage costs are expensed as incurred with the exception of the contract fulfilment costs that incur from the latter of the end of the previous vessel employment and the contract date and until the commencement of loading the cargo on the relevant vessel, which are capitalized to the extent the Company, in its reasonable judgment, determines that they (i) are directly related to a contract, (ii) are recoverable and (iii) enhance the Company’s resources by putting the Company’s vessel in a location to satisfy its performance obligation under a contract pursuant to the provisions of ASC 340-40 “Other assets and deferred costs”. These capitalized contract fulfilment costs are recorded under “Prepayments and other assets” and are amortized on a straight-line basis as the related performance obligations are satisfied. As of December 31, 2024 and 2025, capitalized contract fulfilment costs, which are recorded under “Prepayments and other assets” amounted to nil and $3,360, respectively.

Revenues for the year ended December 31, 2025 derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

2025
A(*)	26%
B	12%
Total	38%

(*) Local Agency C - CBI charters-out vessels through Local Agency C in Singapore, which acts solely as agent, and further charters-out such vessels to other third-party charterers. All financial results passed back to CBI (Note 3(b)).

Charter-in hire expenses include lease expenses which derive from the Company’s charter-in arrangements that are classified as operating leases. Lease expenses are recognized on a straight-line basis over the rental periods of each charter agreement. Charter-in hire expenses also include costs arising from voyage charter arrangements. These costs are recognized on a straight-line basis over the voyage period, from the loading of the cargo until its discharge. Charter-in hire expenses arising from voyage charter arrangements amounted to $125,615 for the year ended December 31, 2025.

Lessee, Leases [Policy Text Block]

(p) Operating leases - Leases for Lessees: Vessel leases, where the Company is regarded as the lessee, are classified as operating leases, based on an assessment of the terms of the lease. According to the provisions of ASC 842-20-30-1, at the commencement date, a lessee shall measure both of the following: a) The lease liability at the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement and b) The right-of-use asset, which shall consist of all of the following: i) The amount of the initial measurement of the lease liability, ii) Any lease payments made to the lessor at or before the commencement date, minus any lease incentives received and iii) Any initial direct costs incurred by the lessee.

After lease commencement, the Company measures the lease liability for operating leases at the present value of the remaining lease payments using the discount rate determined at lease commencement. The right-of-use asset is subsequently measured at the amount of the remeasured lease liability, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term and any unamortized initial direct costs. Any changes made to leased assets to customize them for a particular use or need of the lessee are capitalized as leasehold improvements.

In cases of operating lease agreements that meet the definition of ASC 842 for a short-term lease (the lease has a lease term of 12 months or less) and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise, the Company can make the short-term lease election at the commencement date. A lessee that makes the short-term lease election does not recognize a lease liability or right-of-use asset on its balance sheet. Instead, the lessee recognizes lease payments on a straight-line basis over the lease term.

For charter-in arrangements classified as operating leases, lease expense is recognized on a straight-line basis over the rental periods of such charter agreements and is included under the caption “Charter-in hire expenses” in the consolidated statement of operations. Revenues generated from charter-in vessels are included in Voyage revenues in the consolidated statements of operations. During the period from September 29, 2023 to December 31, 2023 and during the years ended December 31, 2024 and 2025, the Company chartered-in nil, nil and 100 third-party vessels, respectively. Revenues generated from those charter-in vessels during the period from September 29, 2023 to December 31, 2023 and during the years ended December 31, 2024 and 2025 amounted to nil, nil and $441,840, respectively, and are included in “Voyage revenues” and “Voyage revenues - related parties” in the consolidated statements of operations, out of which nil and $58,044, respectively, constitute sublease income deriving from time charter agreements.

Lease assets used by the Company are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. Measurement of the impairment loss is based on the fair value of the asset. The Company determines the fair value of its lease assets based on management estimates and assumptions by making use of available market data. As of December 31, 2025, the management of the Company concluded that events and circumstances did not trigger the existence of potential impairment. As of December 31, 2025, the Company did not charge any impairment loss.

Derivatives, Policy [Policy Text Block]

(q) Derivative Financial Instruments: The Company enters into FFAs to establish market positions in the dry bulk derivative freight markets or to hedge its exposure in the physical dry bulk freight markets, into bunker swap agreements to hedge its exposure to bunker prices and into EUA futures agreements to hedge its exposure to emissions. Furthermore, the Company enters into foreign exchange derivatives to manage its exposure to currency exchange risk on certain foreign currency liabilities. The differentials paid or received under these instruments are recognized in earnings as part of the gain /(loss) on derivative instruments. The Company has not designated these FFAs, bunker swap agreements, EUA futures agreements and foreign exchange derivatives as hedge accounting instruments. Following ASC 815 provisions and on the basis that enforceable master netting arrangement exists, the Company has adopted net presentation for assets and liabilities related to FFA derivative instruments, EUA futures and bunker swaps (Note 16).

Earnings Per Share, Policy [Policy Text Block]

(r) Earnings/(Losses) per Share: Basic earnings/(losses) per share are computed by dividing net income/(loss) by the weighted average number of shares of common stock outstanding during the year. Diluted earnings/(losses) per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. The Company had no dilutive securities outstanding during the period from September 29, 2023 (date of inception) to December 31, 2023 and during the years ended December 31, 2024 and 2025.

Fair Value of Financial Instruments, Policy [Policy Text Block]

(s) Fair Value Measurements: The Company follows the provisions of ASC 820 “Fair Value Measurements and Disclosures”, which defines and provides guidance as to the measurement of fair value. This standard defines a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. ASC 820 applies when assets or liabilities in the financial statements are to be measured at fair value but does not require additional use of fair value beyond the requirements in other accounting principles (Note 18).

Segment Reporting, Policy [Policy Text Block]

(t) Segment Reporting: The Company reports financial information and evaluates its operations and operating results by total charter revenues and profitability and not by the type of vessel, length of vessel employment, customer, type of charter or whether the vessel is owned or chartered-in. As a result, the Company’s management, including its Chief Executive Officer, who is the chief operating decision maker (“CODM”), assesses the Company’s performance based on consolidated net income, and thus, the Company has determined that it operates under one reportable segment, that of operating dry bulk vessels. The CODM manages the business on a consolidated basis and uses the net (loss)/income as reported on the consolidated statements of operations to allocate resources, make operating decisions and assess performance. The significant expense categories of our sole reportable segment are the voyage expenses, vessels’ operating expenses and charter-in hire expenses as reported on the consolidated statements of operations. Also, when the Company charters a vessel, the charterer is generally free to trade such vessel worldwide or within broad geographical limits and, therefore, the disclosure of geographical information is impracticable and the CODM does not assess performance by geographical areas.

Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy [Policy Text Block]

(u) Accounting for transactions under common control: A common control transaction is any transfer of net assets or exchange of equity interests between entities or businesses that are under common control by an ultimate parent or controlling shareholder before and after the transaction. Common control transactions may have characteristics that are similar to business combinations but do not meet the requirements to be accounted for as business combinations because, from the perspective of the ultimate parent or controlling shareholder, there has not been a change in control over the acquiree. Due to the fact that common control transactions do not result in a change of control at the ultimate parent or controlling shareholder level, the Company does not account for them at fair value. Rather, common control transactions are accounted for at the carrying amount of the net assets or equity interests transferred.

Share-Based Payment Arrangement [Policy Text Block]

(v) Stock-Based Compensation: The Company accounts for stock-based payment awards granted to Costamare Shipping Services Ltd. (Note 3) for the services provided, following the guidance in ASC 505-50 “Equity Based Payments to Non-Employees”. The fair value of the stock-based payment awards is recognized in the line item “General and administrative expenses - related parties” in the consolidated statements of operations.

Going Concern, Policy [Policy Text Block]

(w) Going concern: The Company evaluates whether there is substantial doubt about its ability to continue as a going concern by applying the provisions of ASC 205-40. In more detail, the Company evaluates whether there are conditions or events that raise substantial doubt about the Company's ability to continue as a going concern within one year from the date the financial statements are issued. As part of such evaluation, the Company did not identify any conditions that raise substantial doubt about the entity's ability to continue as a going concern. Accordingly, the Company continues to adopt the going concern basis in preparing its consolidated financial statements.

Treasury Stock [Policy Text Block]

(x) Treasury stock: Treasury stock is stock that is repurchased by the issuing entity, reducing the number of outstanding shares. When shares are repurchased, they may either be cancelled or held for reissue. If not cancelled, such shares are referred to as treasury shares. The cost of the acquired shares is shown as a deduction in stockholders' equity. No dividend is declared for the treasury shares. Depending on whether the shares are acquired for reissuance or retirement, treasury shares are accounted for under the cost method or the constructive retirement method. The cost method is also used when the reporting entity’s management has not made a decision as to whether the reacquired shares will be retired, held indefinitely or reissued. The Company elected for the repurchase of its common shares to be accounted for under the cost method. Under this method, the treasury stock account is charged for the aggregate cost of shares reacquired.

Stockholders' Equity Note, Redeemable Preferred Stock, Issue, Policy [Policy Text Block]

(y) Preferred Shares: The Company has issued preferred stock that does not provide for dividends and does not contain any other substantive economic or contractual features. Accordingly, the preferred stock is classified as permanent equity within stockholders’ equity in the consolidated balance sheets in accordance with ASC 480, Distinguishing Liabilities from Equity and ASC 505, Equity.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. The amendments in this Update affect entities that apply the practical expedient when estimating expected credit losses on current accounts receivable and/or current contract assets arising from transactions under Topic 606, including those assets acquired in a transaction accounted for under Topic 805, Business Combinations. In developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. The amendments are expected to provide decision-useful information to investors and other financial statement users while reducing the time and effort necessary to analyze and estimate credit losses for current accounts receivable and current contract assets. An entity that elects the practical expedient, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is currently assessing the impact this standard will have on its consolidated financial statements and related disclosures.

In November 2025, the FASB issued ASU 2025‑09, “Derivatives and Hedging (Topic 815): Hedge Accounting Improvements”, to clarify and enhance hedge accounting guidance, targeting improved alignment with risk management practices and addressing issues from global reference rate reform. At this stage, the Company has not yet determined the expected impact of adopting ASU 2025‑09 on its financial position, results of operations, cash flows, or related disclosures. The assessment is ongoing.